SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($)	Feb. 17, 2023	Jan. 20, 2023	Jan. 19, 2023
Subsequent Event [Line Items]
Reverse stock split	one to five (1:5) and not more than one to eighty (1:80)
Private Placement [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of stock sold			160,000,000
Value of stock sold			$ 40,000,000
Share price			$ 0.25
Net proceeds		$ 40,000,000